Goodwill and Intangible Assets	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangibles Assets
4. Goodwill and Intangible Assets
Our goodwill of approximately $109.9 million and $87.1 million as of June 30, 2021 and 2020, represents the excess of purchase consideration over the fair value of assets acquired and liabilities assumed. We completed our qualitative goodwill impairment analysis for the wholesale and direct-to-consumer
reporting units during the fourth quarters of each reporting period and concluded it was not more-likely-than-not
that the fair value of the goodwill exceeded its carrying value and no further testing was required.
The following is a rollforward of the Company’s goodwill by segment:

(in thousands)	Wholesale	Direct to Consumer	Business to Business	Other/Non- allocated	Total
Balance, June 30, 2019	$85,930	$1,183	$—	$—	$87,113
Owen Roe	10	—	—	—	10

Balance, June 30, 2020	85,940	1,183	—	—	87,123

Kunde	2,868	10,167	745		13,780

Sommelier		8,992			8,992

Balance, June 30, 2021	$88,808	$20,342	$745	$—	$109,895

As of June 30, 2021 and 2020, the gross goodwill balance and accumulated impairment losses are $109.9 million and $87.1 million, and $246 thousand and $246 thousand, respectively.
Intangibles assets are comprised of indefinite and definite lived assets. The definite lived assets are amortized on a straight-line basis, which reflects the expected pattern in which the economic benefits of the intangibles assets are being obtained, over an estimated useful life of five years.
The components of finite-lived intangible assets, accumulated amortization, and indefinite-lived assets are as follows:

	As of June 30, 2021
(in thousands)	Finite Lives					Indefinite Lives
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated useful life (in years)	Weighted Average Remaining Amortization Period (in years)	Amount	Total
Trademarks	$—	$—	$—	—	n/a	$23,229	$23,229
Winery use permits	—	—	—	—	n/a	6,750	6,750
Customer and Sommelier relationships	6,300	(200)	6,100	5	4.7	—	6,100

Total	$6,300	$(200)	$6,100			$29,979	$36,079

	As of June 30, 2020
(in thousands)	Finite Lives					Indefinite Lives
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated useful life (in years)	Weighted Average Remaining Amortization Period (in years)	Amount	Total
Trademarks	$—	$—	$—	—	n/a	$20,210	$20,210
Winery use permits	—	—	—	—	n/a	5,500	5,500
Customer relationships	500	(100)	400	5	4	—	400

Total	$500	$(100)	$400			$25,710	$26,110

We recognized trademark impairments of approximately $1.1 million and $1.3 million for the years ended June 30, 2021 and 2020, respectively, resulting from a decline in projected future cash inflows for specific trademarks. We estimate the fair value of our trademarks using the relief-from-royalty method. Impairment losses are recognized as a component of non-allocable
costs in each applicable reporting period.
Amortization expense related to customer relationships was $100 thousand for the years ended June 30, 2021 and June 30, 2020, respectively. Amortization expense related to the acquired Kunde customer relationships was immaterial for the year ended June 30, 2021.
As of June 30, 2021, the estimated future amortization expense for finite-lived intangible assets is as follows:

(in thousands)
2022	$1,260
2023	1,260
2024	1,260
2025	1,160
2026	1,160

Total estimated amortization expense	$6,100